Note 17 - Exploration and Evaluation Assets (Details Textual) $ / shares in Units, $ in Thousands				12 Months Ended			26 Months Ended
	Jan. 06, 2023 shares	Jul. 21, 2022 shares	Nov. 03, 2021 USD ($) ha oz t	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024	Apr. 11, 2023 USD ($) $ / shares shares	Mar. 30, 2023 shares	Nov. 09, 2022 USD ($)	Nov. 07, 2022 oz t GT	Nov. 01, 2022 USD ($) oz
Statement Line Items [Line Items]
Non cash acquisitions, exploration and evaluation assets				$ 1,054
Impairment loss recognised in profit or loss, exploration and evaluation assets				0
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities				$ (3,835)	$ (1,837)	$ (2,596)
Motapa [member]
Statement Line Items [Line Items]
Samples from drilling activities							7,728
Array results received							5,512
Maligreen [member]
Statement Line Items [Line Items]
Historic gold mined, mass (Ounce) | oz			20,000
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities			$ (4,000)
Exploration and evaluation work, period (Year)			30 years
Estimated meters of diamond core and percussion drilling			60,000
Estimated bulk metallurgical test work (Metric Ton) | t			3.5
Area of land (Hectare) | ha			550
Indicated mineral resources (Metric Ton) | t											8,030,000.00
Grade of indicated mineral resources (Gigaton) | GT											1.71
Estimated gold in mineral resources (Ounce) | oz											442,000
Inferred Mineral Resource (Metric Ton) | t											6,170,000
Grade of inferred mineral resources (Gigaton) | GT											2.12
Estimated gold in inferred mineral resource (Ounce) | oz											420,000
Assets of Bilboes Gold Limited [member]
Statement Line Items [Line Items]
Acquisition, number of shares issuable (in shares) | shares		5,123,044
Percentage of net smelter royalty		1.00%
Acquisition, number of shares issued (in shares) | shares	4,425,797
Acquisition, escrow shares issuable (in shares) | shares									441,095
Acquisition, deferred consideration shares issuable (in shares) | shares								256,152
Acquistion, consideration shares issued (in shares) | shares								5,123,044
Acquisition, consideration issued and issuable								$ 65,677
Acquisition, consideration shares, closing share price (in dollars per share) | $ / shares								$ 12.82
Bilboes Gold [member]
Statement Line Items [Line Items]
Non cash acquisitions, exploration and evaluation assets					73,198
Non cash acquisitions, exploration and evaluation assets, decommissioned					1,618
Non cash acquisitions, exploration and evaluation assets, right of use assets					$ 40
Motapa [member]
Statement Line Items [Line Items]
Historic gold mined, mass (Ounce) | oz												300,000
Cash transferred										$ 41		$ 1,000
Financial liabilities recognised as of acquisition date												$ 0